Revenue Recognition - Future Minimum Lease Cash Flows (Details) $ in Millions	Dec. 31, 2022 USD ($)
Revenue from Contract with Customer [Abstract]
2023	$ 648
2024	308
2025	148
2026	65
2027	37
2028 and beyond	32
Total	$ 1,238